Intangible Assets	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Note 11 - Intangible Assets

Note 11 - Intangible Assets

  Composition

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Exploration and evaluation assets	Computer application	Others	Total
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Cost
Balance as at January 1, 2019	331	210	88	75	178	39	87	33	1,041
Additions	-	-	-	-	-	5	12	1	18
Translation differences	(8)	(1)	(2)	-	(2)	-	-	-	(13)
Balance as at December 31, 2019	323	209	86	75	176	44	99	34	1,046
Amortization and impairment losses
Balance as at January 1, 2019	22	68	26	39	105	25	63	22	370
Amortization for the year	-	2	3	5	10	1	5	2	28
Translation differences	(1)	-	(1)	(1)	(1)	-	-	-	(4)
Balance as at December 31, 2019	21	70	28	43	114	26	68	24	394

Amortized Balance as at December 31 ,2019	302	139	58	32	62	18	31	10	652

Note 11 - Intangible Assets (cont'd)

  Composition (cont’d)

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Exploration and evaluation assets	Computer application	Others	Total
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Cost
Balance as at January 1, 2018	348	216	91	80	183	39	76	34	1,067
Additions	-	-	-	1	-	1	13	1	16
Disposals	-	-	-	-	-	-	-	(2)	(2)
Translation differences	(17)	(6)	(3)	(6)	(5)	(1)	(2)	-	(40)
Balance as at December 31, 2018	331	210	88	75	178	39	87	33	1,041
Amortization and impairment losses
Balance as at January 1, 2018	22	63	24	35	94	25	61	21	345
Amortization for the year	-	5	3	5	10	1	4	2	30
Impairment	-	-	-	3	3	-	-	-	6
Disposals	-	-	-	-	-	-	-	(1)	(1)
Translation differences	-	-	(1)	(4)	(2)	(1)	(2)	-	(10)
Balance as at December 31, 2018	22	68	26	39	105	25	63	22	370

Amortized Balance as at December 31 ,2018	309	142	62	36	73	14	24	11	671

Note 11 - Intangible Assets (cont'd)

B. Total book value of intangible assets having defined useful lives and those having indefinite useful lives are as follows:

As at December 31
2019	2018
$ millions	$ millions

Intangible assets having a defined useful life	318	332
Intangible assets having an indefinite useful life	334	339
	652	671